Short Term Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
SHORT TERM LOANS

Note 10 – SHORT TERM LOANS

Loans from Bank of China (“BOC”)

On January 18, 2018, the Company borrowed a one-year loan of RMB 25 million (approximately $3,890,000) from BOC, bears an annual interest rate of 5.22%. The loan was repaid on January 17, 2019.

On March 19, 2019, the Company borrowed a one-year loan of RMB 25 million (approximately $3,730,000) from BOC, which had an effective annual interest rate of 4.79%. The loan was repaid on March 17, 2020.

On March 19, 2020, the Company borrowed a one-year loan of RMB 25 million (approximately $3,623,000) from BOC, which had an effective annual interest rate of 4.57%. The Company repaid RMB 15 million (approximately $2,123,000) on June 11, 2020 and the remaining RMB 10 million (approximately $1,539,000) on March 8, 2021.

All loans borrowed from BOC are guaranteed by Gary Wang, David Wang, Guoan Xu, and their family spouses.

Line of Credit (“LOC”) from China Merchants Bank (“CMB”)

On July 2, 2019, the Company obtained a LOC from CMB (the “2019 LOC”), pursuant to which the Company is able to obtain revolving loans and issue letters of credit, which, upon borrowing, reduces the amount available for other extensions of credit. Accordingly, the total amount outstanding under the letters of credit and indebtedness incurred under the 2019 LOC cannot exceed RMB 100 million (approximately $15 million). The 2019 LOC is guaranteed by Gary Wang, the Chief Executive Officer of the Company. The interest rate and purpose of each borrowing under the 2019 LOC are approved by CMB separately. CMB has the right to perform annual evaluations of the Company’s business and financial performance, and the total line of credit available under the 2019 LOC may be adjusted based on the result of such evaluations. The 2019 LOC expired on July 1, 2020. On November 4, 2020, the Company obtained a LOC from CMB (the “2020 LOC”) bearing substantially the same term as the 2019 LOC. The 2020 LOC expires on November 3, 2021 and is guaranteed by Gary Wang.

During the years ended December 31, 2020 and 2019, the Company borrowed RMB 5 million (approximately $729,000) under each LOC at an effective annual interest rate of 4.35%. The Company repaid the RMB 5 million loan on July 19, 2020 and January 18, 2020 upon their respectively maturity.

The interest expenses for the years ended December 31, 2020, 2019 and 2018 were $176,422, $190,808 and $404,958, respectively.